FEDERATED INSURANCE SERIES

FEDERATED INTERNATIONAL SMALL COMPANY FUND II


--------------------------------------------------------------------------------
Supplement to the Prospectus dated April 30, 2002

Under the heading entitled "Who Manages the Fund " please delete Henry A. Frantzen and Stephen F. Auth as Portfolio Managers. Leonardo A. Vila and Anthony T.S. Han remain as Portfolio Managers of the Fund.













                                                      March 3, 2003




Cusip 393916850
28132 (3/03)


FEDERATED INSURANCE SERIES

FEDERATED INTERNATIONAL EQUITY FUND II


-------------------------------------------------------------------------------
Supplement to the Prospectus dated April 30, 2002

Under the heading entitled "Who Manages the Fund" please delete John P. Quartarolo, Henry A. Frantzen and Stephen F. Auth as Portfolio Managers and add the following:



      Richard Winkowski

     Richard Winkowski has been the Fund's Portfolio Manager since March 2003. Mr. Winkowski joined Federated as a Senior Investment Analyst in April 1998. He became an Assistant Vice President of the Fund's Adviser in July 1999 and became a Vice President of the Fund's Adviser in July 2000.. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

Alexandre de Bethmann will remain as a Portfolio Manager of the Fund.

                                                      March 3, 2003




Cusip 393916603
28131 (3/03)


FEDERATED INSURANCE SERIES

FEDERATED EQUITY INCOME FUND II


--------------------------------------------------------------------------------
Supplement to the Prospectus dated April 30, 2002

Under the heading entitled "Who Manages the Fund " delete David P. Gilmore as a Portfolio Manager and add the following:

      John L. Nichol

     John L. Nichol has been the Fund's Portfolio Manager since March 2003. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in finance and management and information science from the Ohio State University.


      Steven J. Lehman

     Steven J. Lehman has been the Fund's Portfolio Manager since March 2003. Mr. Lehman joined the Fund's Adviser in May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.


      Kevin R. McCloskey

     Kevin R. McCloskey was named a Portfolio Manager of the Fund in March 2003. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.




Linda A. Duessel remains as a Portfolio Manager.

                                                      March 3, 2003



Cusip 393916801
28130 (3/03)


FEDERATED INSURANCE SERIES

FEDERATED CAPITAL APPRECIATION FUND II
      PRIMARY SHARES
      SERVICE SHARES

--------------------------------------------------------------------------------
Supplement to the Prospectus dated April 30, 2002

Under the heading entitled "Who Manages the Fund " delete J. Thomas Madden as a Portfolio Manager. David P. Gilmore and Linda A. Duessel remain as Portfolio Managers.










                                                      March 3, 2003




Cusip 313916835
Cusip 313916819
28129 (3/03)


FEDERATED INSURANCE SERIES

FEDERATED GROWTH STRATEGIES FUND II


--------------------------------------------------------------------------------
Supplement to the Prospectus dated April 30, 2002

Under the heading entitled "Who Manages the Fund", delete Mike Tucker as a Portfolio Manager and add the following:


      Angela Kohler

     Angela Kohler has been the Fund's Portfolio Manager since March 2003. Ms. Kohler joined Federated in July 1997 as an Investment Analyst. Ms. Kohler was promoted to Senior Investment Analyst in July 1999 and to Assistant Vice President of the Fund's investment adviser in July 2000. Ms. Kohler was previously employed by SunTrust Capital Markets, serving as Manager of Investment Strategies from 1996 through June of 1997 and as Investment
     Strategies Consultant from 1994 to 1996. Ms. Kohler is a Chartered Financial Analyst. She earned a B.S. from Jacksonville University and an M.B.A. in finance from Georgia State University.

James Grefenstette remains as a Portfolio Manager.





                                                      March 3, 2003




Cusip 313916702
28128 (3/03)


FEDERATED INSURANCE SERIES

FEDERATED AMERICAN LEADERS FUND II
      PRIMARY SHARES
      SERVICE SHARES

--------------------------------------------------------------------------------
Supplement to the Prospectus dated April 30, 2002

Under the heading entitled "Who Manages the Fund", delete Mike Donnelly as a Portfolio Manager and add the following:


      Steven J. Lehman

     Steven J. Lehman has been the Fund's Portfolio Manager since March 2003. Mr. Lehman joined the Fund's Adviser in May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

      John L. Nichol

     John L. Nichol has been the Fund's Portfolio Manager since March2003. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in finance and management and information science from the Ohio State University.

Kevin R. McCloskey remains as a Portfolio Manager.






                                                      March 3, 2003




Cusip 313916405
Cusip 313916793
28127 (3/03)